Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,094,344	¥ 1,093,554
Accumulated impairment losses, at beginning of period	(723,492)	(575,928)
Goodwill, Net at beginning of period	370,852	517,626
Goodwill acquired during the six months	0	3,990
Impairment loss	0	(106,479)
Foreign currency translation adjustments and other	19,329	(10,128)
Goodwill, at end of period	1,113,673	1,087,416
Accumulated impairment losses, at end of period	(723,492)	(682,407)
Goodwill, Net at end of period	300,058	405,009
Goodwill, fully impaired before April 1, 2019	1,900,019
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Goodwill [Roll Forward]
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	¥ 90,123	¥ 0